Income Taxes - Schedule of Deferred Tax Liabilities (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule of Deferred Tax Liabilities [Abstract]
Accelerated tax depreciation			$ 17,583	$ 17,583